S-K 1602(c) Dilution	May 31, 2026 USD ($) $ / shares shares
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share | $ / shares	$ 10.00
Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	7.34
Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	7.33
No Redemption [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share | $ / shares	10.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.03)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	7.37
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	2.66
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7.34
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	$ 116,387,500
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	15,850,833
No Redemption [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share | $ / shares	$ 10.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.03)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	7.36
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	2.67
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7.33
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	$ 101,093,650
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	13,783,333
No Redemption [Member] | Overallotment Liability [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $
No Redemption [Member] | Overallotment Liability [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	(181,350)
No Redemption [Member] | Net tangible book deficit before this offering and excluding deferred offering costs [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value | $	(112,519)
No Redemption [Member] | Net tangible book deficit before this offering and excluding deferred offering costs [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value | $	(112,519)
No Redemption [Member] | Net proceeds from this offering and sale of the private warrants, net of expenses [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Proceeds from Offering | $	116,362,500
No Redemption [Member] | Net proceeds from this offering and sale of the private warrants, net of expenses [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Proceeds from Offering | $	101,250,000
No Redemption [Member] | Offering costs paid in advance, excluded from tangible book value [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	137,519
No Redemption [Member] | Offering costs paid in advance, excluded from tangible book value [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	137,519
No Redemption [Member] | Underwriting discounts and commissions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $
No Redemption [Member] | Underwriting discounts and commissions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $
No Redemption [Member] | Proceeds held in trust subject to redemption [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $
No Redemption [Member] | Proceeds held in trust subject to redemption [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $
No Redemption [Member] | Ordinary shares issued and outstanding prior to this offering [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	3,833,333
No Redemption [Member] | Ordinary shares issued and outstanding prior to this offering [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	3,833,333
No Redemption [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment
No Redemption [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	(500,000)
No Redemption [Member] | Ordinary shares underlying the private warrants [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment
No Redemption [Member] | Ordinary shares underlying the private warrants [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment
No Redemption [Member] | Ordinary shares underlying the public warrants [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment
No Redemption [Member] | Ordinary shares underlying the public warrants [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment
No Redemption [Member] | Representative Shares [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	517,500
No Redemption [Member] | Representative Shares [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	450,000
No Redemption [Member] | Shares subject to redemption [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment
No Redemption [Member] | Shares subject to redemption [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment
No Redemption [Member] | Additional private warrants sold to sponsor [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment
No Redemption [Member] | Ordinary shares included in the units offered [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Offering	11,500,000
No Redemption [Member] | Ordinary shares included in the units offered [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Offering	10,000,000
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share | $ / shares	$ 10.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.03)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	0.15
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	9.88
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 0.12
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	$ 525,000
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	4,350,833
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	$ 9.88
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share | $ / shares	10.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.03)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	0.12
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	9.91
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 0.09
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	$ 343,650
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	3,783,333
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	$ 9.91
Redemption at 100 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $
Redemption at 100 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	(181,350)
Redemption at 100 Percent of Maximum [Member] | Net tangible book deficit before this offering and excluding deferred offering costs [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value | $	(112,519)
Redemption at 100 Percent of Maximum [Member] | Net tangible book deficit before this offering and excluding deferred offering costs [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value | $	(112,519)
Redemption at 100 Percent of Maximum [Member] | Net proceeds from this offering and sale of the private warrants, net of expenses [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Proceeds from Offering | $	116,362,500
Redemption at 100 Percent of Maximum [Member] | Net proceeds from this offering and sale of the private warrants, net of expenses [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Proceeds from Offering | $	101,250,000
Redemption at 100 Percent of Maximum [Member] | Offering costs paid in advance, excluded from tangible book value [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	137,519
Redemption at 100 Percent of Maximum [Member] | Offering costs paid in advance, excluded from tangible book value [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	137,519
Redemption at 100 Percent of Maximum [Member] | Underwriting discounts and commissions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $
Redemption at 100 Percent of Maximum [Member] | Underwriting discounts and commissions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $
Redemption at 100 Percent of Maximum [Member] | Proceeds held in trust subject to redemption [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	(115,862,500)
Redemption at 100 Percent of Maximum [Member] | Proceeds held in trust subject to redemption [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	$ (100,750,000)
Redemption at 100 Percent of Maximum [Member] | Ordinary shares issued and outstanding prior to this offering [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	3,833,333
Redemption at 100 Percent of Maximum [Member] | Ordinary shares issued and outstanding prior to this offering [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	3,833,333
Redemption at 100 Percent of Maximum [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment
Redemption at 100 Percent of Maximum [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	(500,000)
Redemption at 100 Percent of Maximum [Member] | Ordinary shares underlying the private warrants [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment
Redemption at 100 Percent of Maximum [Member] | Ordinary shares underlying the private warrants [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment
Redemption at 100 Percent of Maximum [Member] | Ordinary shares underlying the public warrants [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment
Redemption at 100 Percent of Maximum [Member] | Ordinary shares underlying the public warrants [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment
Redemption at 100 Percent of Maximum [Member] | Representative Shares [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	517,500
Redemption at 100 Percent of Maximum [Member] | Representative Shares [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	450,000
Redemption at 100 Percent of Maximum [Member] | Shares subject to redemption [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	(11,500,000)
Redemption at 100 Percent of Maximum [Member] | Shares subject to redemption [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	(10,000,000)
Redemption at 100 Percent of Maximum [Member] | Additional private warrants sold to sponsor [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment
Redemption at 100 Percent of Maximum [Member] | Ordinary shares included in the units offered [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Offering	11,500,000
Redemption at 100 Percent of Maximum [Member] | Ordinary shares included in the units offered [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Offering	10,000,000
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share | $ / shares	$ 10.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.03)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	6.77
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	3.26
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 6.74
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	$ 87,421,875
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	12,975,833
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	$ 3.26
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share | $ / shares	10.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.03)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	6.76
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	3.27
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 6.73
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	$ 75,906,150
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	11,283,333
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	$ 3.27
Redemption at 25 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $
Redemption at 25 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	(181,350)
Redemption at 25 Percent of Maximum [Member] | Net tangible book deficit before this offering and excluding deferred offering costs [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value | $	(112,519)
Redemption at 25 Percent of Maximum [Member] | Net tangible book deficit before this offering and excluding deferred offering costs [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value | $	(112,519)
Redemption at 25 Percent of Maximum [Member] | Net proceeds from this offering and sale of the private warrants, net of expenses [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Proceeds from Offering | $	116,362,500
Redemption at 25 Percent of Maximum [Member] | Net proceeds from this offering and sale of the private warrants, net of expenses [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Proceeds from Offering | $	101,250,000
Redemption at 25 Percent of Maximum [Member] | Offering costs paid in advance, excluded from tangible book value [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	137,519
Redemption at 25 Percent of Maximum [Member] | Offering costs paid in advance, excluded from tangible book value [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	137,519
Redemption at 25 Percent of Maximum [Member] | Underwriting discounts and commissions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $
Redemption at 25 Percent of Maximum [Member] | Underwriting discounts and commissions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $
Redemption at 25 Percent of Maximum [Member] | Proceeds held in trust subject to redemption [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	(28,965,625)
Redemption at 25 Percent of Maximum [Member] | Proceeds held in trust subject to redemption [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	$ (25,187,500)
Redemption at 25 Percent of Maximum [Member] | Ordinary shares issued and outstanding prior to this offering [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	3,833,333
Redemption at 25 Percent of Maximum [Member] | Ordinary shares issued and outstanding prior to this offering [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	3,833,333
Redemption at 25 Percent of Maximum [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment
Redemption at 25 Percent of Maximum [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	(500,000)
Redemption at 25 Percent of Maximum [Member] | Ordinary shares underlying the private warrants [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment
Redemption at 25 Percent of Maximum [Member] | Ordinary shares underlying the private warrants [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment
Redemption at 25 Percent of Maximum [Member] | Ordinary shares underlying the public warrants [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment
Redemption at 25 Percent of Maximum [Member] | Ordinary shares underlying the public warrants [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment
Redemption at 25 Percent of Maximum [Member] | Representative Shares [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	517,500
Redemption at 25 Percent of Maximum [Member] | Representative Shares [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	450,000
Redemption at 25 Percent of Maximum [Member] | Shares subject to redemption [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	(2,875,000)
Redemption at 25 Percent of Maximum [Member] | Shares subject to redemption [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	(2,500,000)
Redemption at 25 Percent of Maximum [Member] | Additional private warrants sold to sponsor [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment
Redemption at 25 Percent of Maximum [Member] | Ordinary shares included in the units offered [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Offering	11,500,000
Redemption at 25 Percent of Maximum [Member] | Ordinary shares included in the units offered [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Offering	10,000,000
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share | $ / shares	$ 10.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.03)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	5.82
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	4.21
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 5.79
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	$ 58,456,250
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	10,100,833
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	$ 4.21
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share | $ / shares	10.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.03)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	5.80
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	4.23
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 5.77
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	$ 50,718,650
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	8,783,333
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	$ 4.23
Redemption at 50 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $
Redemption at 50 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	(181,350)
Redemption at 50 Percent of Maximum [Member] | Net tangible book deficit before this offering and excluding deferred offering costs [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value | $	(112,519)
Redemption at 50 Percent of Maximum [Member] | Net tangible book deficit before this offering and excluding deferred offering costs [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value | $	(112,519)
Redemption at 50 Percent of Maximum [Member] | Net proceeds from this offering and sale of the private warrants, net of expenses [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Proceeds from Offering | $	116,362,500
Redemption at 50 Percent of Maximum [Member] | Net proceeds from this offering and sale of the private warrants, net of expenses [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Proceeds from Offering | $	101,250,000
Redemption at 50 Percent of Maximum [Member] | Offering costs paid in advance, excluded from tangible book value [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	137,519
Redemption at 50 Percent of Maximum [Member] | Offering costs paid in advance, excluded from tangible book value [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	137,519
Redemption at 50 Percent of Maximum [Member] | Underwriting discounts and commissions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $
Redemption at 50 Percent of Maximum [Member] | Underwriting discounts and commissions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $
Redemption at 50 Percent of Maximum [Member] | Proceeds held in trust subject to redemption [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	(57,931,250)
Redemption at 50 Percent of Maximum [Member] | Proceeds held in trust subject to redemption [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	$ (50,375,000)
Redemption at 50 Percent of Maximum [Member] | Ordinary shares issued and outstanding prior to this offering [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	3,833,333
Redemption at 50 Percent of Maximum [Member] | Ordinary shares issued and outstanding prior to this offering [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	3,833,333
Redemption at 50 Percent of Maximum [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment
Redemption at 50 Percent of Maximum [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	(500,000)
Redemption at 50 Percent of Maximum [Member] | Ordinary shares underlying the private warrants [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment
Redemption at 50 Percent of Maximum [Member] | Ordinary shares underlying the private warrants [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment
Redemption at 50 Percent of Maximum [Member] | Ordinary shares underlying the public warrants [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment
Redemption at 50 Percent of Maximum [Member] | Ordinary shares underlying the public warrants [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment
Redemption at 50 Percent of Maximum [Member] | Representative Shares [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	517,500
Redemption at 50 Percent of Maximum [Member] | Representative Shares [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	450,000
Redemption at 50 Percent of Maximum [Member] | Shares subject to redemption [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	(5,750,000)
Redemption at 50 Percent of Maximum [Member] | Shares subject to redemption [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	(5,000,000)
Redemption at 50 Percent of Maximum [Member] | Additional private warrants sold to sponsor [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment
Redemption at 50 Percent of Maximum [Member] | Ordinary shares included in the units offered [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Offering	11,500,000
Redemption at 50 Percent of Maximum [Member] | Ordinary shares included in the units offered [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Offering	10,000,000
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share | $ / shares	$ 10.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.03)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	4.11
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	5.92
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 4.08
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	$ 29,490,625
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	7,225,833
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	$ 5.92
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share | $ / shares	10.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.03)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	4.09
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	5.94
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 4.06
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	$ 25,531,150
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	6,283,333
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	$ 5.94
Redemption at 75 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $
Redemption at 75 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	(181,350)
Redemption at 75 Percent of Maximum [Member] | Net tangible book deficit before this offering and excluding deferred offering costs [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value | $	(112,519)
Redemption at 75 Percent of Maximum [Member] | Net tangible book deficit before this offering and excluding deferred offering costs [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value | $	(112,519)
Redemption at 75 Percent of Maximum [Member] | Net proceeds from this offering and sale of the private warrants, net of expenses [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Proceeds from Offering | $	116,362,500
Redemption at 75 Percent of Maximum [Member] | Net proceeds from this offering and sale of the private warrants, net of expenses [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Proceeds from Offering | $	101,250,000
Redemption at 75 Percent of Maximum [Member] | Offering costs paid in advance, excluded from tangible book value [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	137,519
Redemption at 75 Percent of Maximum [Member] | Offering costs paid in advance, excluded from tangible book value [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	137,519
Redemption at 75 Percent of Maximum [Member] | Underwriting discounts and commissions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $
Redemption at 75 Percent of Maximum [Member] | Underwriting discounts and commissions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $
Redemption at 75 Percent of Maximum [Member] | Proceeds held in trust subject to redemption [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	(86,896,875)
Redemption at 75 Percent of Maximum [Member] | Proceeds held in trust subject to redemption [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	$ (75,562,500)
Redemption at 75 Percent of Maximum [Member] | Ordinary shares issued and outstanding prior to this offering [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	3,833,333
Redemption at 75 Percent of Maximum [Member] | Ordinary shares issued and outstanding prior to this offering [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	3,833,333
Redemption at 75 Percent of Maximum [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment
Redemption at 75 Percent of Maximum [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	(500,000)
Redemption at 75 Percent of Maximum [Member] | Ordinary shares underlying the private warrants [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment
Redemption at 75 Percent of Maximum [Member] | Ordinary shares underlying the private warrants [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment
Redemption at 75 Percent of Maximum [Member] | Ordinary shares underlying the public warrants [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment
Redemption at 75 Percent of Maximum [Member] | Ordinary shares underlying the public warrants [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment
Redemption at 75 Percent of Maximum [Member] | Representative Shares [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	517,500
Redemption at 75 Percent of Maximum [Member] | Representative Shares [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	450,000
Redemption at 75 Percent of Maximum [Member] | Shares subject to redemption [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	(8,625,000)
Redemption at 75 Percent of Maximum [Member] | Shares subject to redemption [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	(7,500,000)
Redemption at 75 Percent of Maximum [Member] | Additional private warrants sold to sponsor [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment
Redemption at 75 Percent of Maximum [Member] | Ordinary shares included in the units offered [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Offering	11,500,000
Redemption at 75 Percent of Maximum [Member] | Ordinary shares included in the units offered [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Offering	10,000,000